CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

5. CASH AND CASH EQUIVALENTS

A breakdown of the Company's cash and cash equivalents is as follows:

As of December 31,	2025	2024
	$	$
Cash	8,297,526	6,740,232
Cash equivalents	13,962,411	7,462,085

TOTAL	22,259,937	14,202,317

Cash equivalents is comprised of cashable guaranteed investment certificates ("GICs") with a weighted average interest rate of 2.38% and term of 81 days (December 31, 2024 - 3.54% and 60 days).